SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-62417)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 65	[X]
and
REGISTRATION STATEMENT (No. 811-2861)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 65	[X]

Fidelity Money Market Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (October 19, 2002) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Money Market Trust

Retirement Government Money Market Portfolio

(fund number 631)

Prospectus

October 19, 2002

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Retirement Government Money Market Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Retirement Government Money Market
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.68%	2.86%	3.94%	5.71%	5.25%	5.38%	5.30%	4.91%	6.13%	4.09%



During the periods shown in the chart for Retirement Government Money Market:	Returns	Quarter ended
Highest Quarter Return	1.58%	December 31, 2000
Lowest Quarter Return	0.63%	December 31, 2001
Year-to-Date Return	1.21%	September 30, 2002

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years
Retirement Government Money Market	4.09%	5.16%	4.72%

If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual fund operating expenses (paid from fund assets)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.42%

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses would have been 0.41%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Prospectus

Fund Basics

Investment Details

Investment Objective

Retirement Government Money Market Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Retirement Government Money Market Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Retirement Government Money Market Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  For Individual Accounts (investing through a retirement plan sponsor or other institution)

Refer to your plan materials or contact that institution directly.

  For Retirement Plan Level Accounts

Corporate Clients: 1-800-962-1375 (initial and additional investments)

(8:30 a.m. - 5:00 p.m. Eastern time, Monday through Friday).

"Not for Profit" Clients, 1-800-343-0860
(8:00 a.m. - 12:00 midnight Eastern time, Monday through Friday).

  For Financial and Other Institutions

1-800-843-3001 (initial and additional investments)

(8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

  For Rollover IRAs, 1-800-544-6666.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following address:

Buying or Selling Shares

Fidelity Institutional Retirement Services Company
P.O. Box 650488
Dallas, TX 75265-0488

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups
Tax-Advantaged Retirement Plans Fidelity can set up your new account in the fund under one of several plans that provide tax-advantaged ways to save for retirement.
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)

Prospectus

Shareholder Information - continued

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may reject or cancel any purchase orders, including exchanges, for any reason.

For example, the fund does not permit market timing because short-term or other excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion,may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Minimums
To Open an Account	$100,000
For certain Fidelity retirement accountsA	$500
To Add to an Account	$2,500
For certain Fidelity retirement accountsA	$250
Minimum Balance	$100,000
For certain Fidelity retirement accountsA	$500

A Fidelity Rollover IRA and Keogh accounts.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from another Fidelity fund. Call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from another Fidelity fund. Call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Institutional Retirement Services Company P.O. Box 650488 Dallas, TX 75265-0488

To Open an Account

  Complete and sign the account application. Make your check payable to the complete name of the fund. Mail to the address at left. Additional paperwork may be required from corporations, associations, and certain fiduciaries.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information."
  Specify the complete name of the fund, and include your fund account number and your name.

Selling Shares

The price to sell one share of the fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

Prospectus

Shareholder Information - continued

  If you are selling some but not all of your shares, leave at least $100,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

Key Information
Phone
  Call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to other Fidelity funds. Call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Institutional Retirement Services Company P.O. Box 650488 Dallas, TX 75265-0488

Retirement Account

  The account owner should complete a retirement distribution form. If you have invested through an employer-sponsored retirement plan, call your employer or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Prospectus

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchases for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of the fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to Fidelity at the address found in "General Information."

Prospectus

Shareholder Information - continued

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $100,000 ($500 for retirement accounts) for any reason, including solely due to declines in the fund's NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Prospectus

Distributions you receive from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

You may request to have dividends relating to shares redeemed from an account closed during the month paid when the account is closed. The fund reserves the right to limit this service.

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for the fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Retirement Government Money Market is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 28, 2002, FMR had approximately $13.6 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 28, 2002, FIMM had approximately $330.6 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions.

The fund's annual management fee rate is 0.42% of its average net assets.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an on-going basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.052	.056	.048	.053
Distributions from net investment income	(.020)	(.052)	(.056)	(.048)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.01%	5.32%	5.74%	4.86%	5.41%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.39%	.39%	.39%	.39%
Net investment income	2.00%	5.15%	5.60%	4.75%	5.28%
Supplemental Data
Net assets, end of period (in millions)	$ 5,295	$ 5,077	$ 4,571	$ 4,199	$ 3,402

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Notes

Notes

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2861

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.768904.100 RGM-pro-1002

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Money Market Trust

Retirement Money Market Portfolio

(fund number 630)

Prospectus

October 19, 2002

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Retirement Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Retirement Money Market
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.75%	2.99%	4.08%	5.79%	5.31%	5.43%	5.36%	5.04%	6.28%	4.05%



During the periods shown in the chart for Retirement Money Market:	Returns	Quarter ended
Highest Quarter Return	1.61%	September 30, 2000
Lowest Quarter Return	0.59%	December 31, 2001
Year-to-Date Return	1.23%	September 30, 2002

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years
Retirement Money Market	4.05%	5.23%	4.80%

If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual fund operating expenses (paid from fund assets)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.42%

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses would have been 0.41%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Prospectus

Fund Basics

Investment Details

Investment Objective

Retirement Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Prospectus

Fund Basics - continued

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Retirement Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  For Individual Accounts (investing through a retirement plan sponsor or other institution)

Refer to your plan materials or contact that institution directly.

  For Retirement Plan Level Accounts

Corporate Clients: 1-800-962-1375 (initial and additional investments)

(8:30 a.m. - 5:00 p.m. Eastern time, Monday through Friday).

"Not for Profit" Clients, 1-800-343-0860
(8:00 a.m. - 12:00 midnight Eastern time, Monday through Friday).

  For Financial and Other Institutions

1-800-843-3001 (initial and additional investments)

(8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

  For Rollover IRAs, 1-800-544-6666.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118
  (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following address:

Buying or Selling Shares

Fidelity Institutional Retirement Services Company
P.O. Box 650488
Dallas, TX 75265-0488

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups
Tax-Advantaged Retirement Plans Fidelity can set up your new account in the fund under one of several plans that provide tax-advantaged ways to save for retirement.
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)

Prospectus

Shareholder Information - continued

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

The fund may reject or cancel any purchase orders, including exchanges, for any reason.

For example, the fund does not permit market timing because short-term or other excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges,from market timers or investors that, in FMR's opinion, may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Minimums
To Open an Account	$100,000
For certain Fidelity retirement accountsA	$500
To Add to an Account	$2,500
For certain Fidelity retirement accountsA	$250
Minimum Balance	$100,000
For certain Fidelity retirement accountsA	$500

A Fidelity Rollover IRA and Keogh accounts.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from another Fidelity fund. Call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from another Fidelity fund. Call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Institutional Retirement Services Company P.O. Box 650488 Dallas, TX 75265-0488

To Open an Account

  Complete and sign the account application. Make your check payable to the complete name of the fund. Mail to the address at left. Additional paperwork may be required from corporations, associations, and certain fiduciaries.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information."
  Specify the complete name of the fund, and include your fund account number and your name.

Selling Shares

The price to sell one share of the fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

Prospectus

Shareholder Information - continued

  If you are selling some but not all of your shares, leave at least $100,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

Key Information
Phone
  Call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to other Fidelity funds. Call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Institutional Retirement Services Company P.O. Box 650488 Dallas, TX 75265-0488

Retirement Account

  The account owner should complete a retirement distribution form. If you have invested through an employer-sponsored retirement plan, call your employer or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Prospectus

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchases for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of the fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to Fidelity at the address found in "General Information."

Prospectus

Shareholder Information - continued

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $100,000 ($500 for retirement accounts) for any reason, including solely due to declines in the fund's NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Prospectus

Distributions you receive from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

You may request to have dividends relating to shares redeemed from an account closed during the month paid when the account is closed. The fund reserves the right to limit this service.

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for the fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Retirement Money Market is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 28, 2002, FMR had approximately $13.6 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 28, 2002, FIMM had approximately $330.6 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions.

The fund's annual management fee rate is 0.42% of its average net assets.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.052	.058	.049	.053
Distributions from net investment income	(.020)	(.052)	(.058)	(.049)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.97%	5.36%	5.91%	4.97%	5.46%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.38%	.38%	.38%	.39%
Net investment income	1.94%	5.15%	5.75%	4.85%	5.33%
Supplemental Data
Net assets, end of period (in millions)	$ 15,342	$ 13,414	$ 10,242	$ 10,310	$ 7,922

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2861

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.768905.100 RMM-pro-1002

RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO

RETIREMENT MONEY MARKET PORTFOLIO

Funds of Fidelity Money Market Trust

STATEMENT OF ADDITIONAL INFORMATION

October 19, 2002

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated October 19, 2002, or an annual report, please call Fidelity at 1-888-622-3175.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Board Approval of the Existing Investment Advisory Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

RMM/RGM-ptb-1002
1.537302.105

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of Retirement Government Money Market Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Investment Limitations of Retirement Money Market Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following limitations are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), Fidelity Management & Research Company (FMR) deems the financial services industry to include the group of industries within the financial services sector.

Retirement Money Market Portfolio intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.

Cash Management. A fund can hold uninvested cash.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

Domestic and Foreign Investments include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not beobligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used to protect the net asset value per share (NAV) of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; and the provision of additional brokerage and research products and services.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on over-the-counter (OTC) orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fundmay receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook) and Archipelago ECN (Archipelago), electronic communication networks (ECNs) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

For the fiscal years ended August 31, 2002, 2001, and 2000, each fund paid no brokerage commissions.

For the fiscal year ended August 31, 2002, each fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's yield and return fluctuate in response to market conditions and other factors.

Yield Calculations.To compute the yield for a fund for a period, the net change in value of a hypothetical investment in one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the investment at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a fund may quote yields in advertising based on any historical seven-day period. Yields for a fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Return Calculations. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return.Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Historical Fund Results. The following tables show each fund's 7-day yield and returns for the fiscal period ended August 31, 2002.

	Average Annual Returns
Fund	One Year	Five Years	Ten Years
Retirement Government Money Market	2.01%	4.66%	4.56%
Retirement Money Market	1.97%	4.73%	4.64%
		Cumulative Returns
Fund	Seven-Day Yield	One Year	Five Years	Ten Years
Retirement Government Money Market	1.52%	2.01%	25.58%	56.23%
Retirement Money Market	1.53%	1.97%	25.97%	57.46%

If FMR had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.

Each fund may compare its return to the record of the Standard & Poor's 500 SM Index (S&P 500®), the Dow Jones Industrial Average SM (DJIA SM), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons would show how a fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively. Because each fund invests in short-term debt securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike a fund's returns, do not include the effect of brokerage commissions or other costs of investing.

Performance Comparisons. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A money market fund may compare its performance or the performance of securities in which it may invest to averages published by iMoneyNet, Inc. of Westborough, Massachusetts. These averages assume reinvestment of distributions. iMoneyNet's MONEY FUND REPORT AVERAGES(TM)/All Government (Retirement Government Money Market), and All Taxable (Retirement Money Market), which is reported in iMoneyNet's MONEY FUND REPORT(TM), cover 233 and 1,137 money market funds, respectively.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity publications provided free of charge to Fidelity fund shareholders.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a program in which Fidelity and non-Fidelity mutual funds are offered. These programs may advertise performance results.

A fund may present its fund number, Quotron® number, and CUSIP number, and discuss or quote its current portfolio manager.

As of August 31, 2002, FMR advised over $50 billion in municipal fund assets, $193 billion in taxable fixed-income fund assets, $188 billion in money market fund assets, $409 billion in equity fund assets, and $18 billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing debt and money market investments because of its effect on yield.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

Capital Gain Distributions. Each fund may distribute any net realized capital gains once a year or more often, as necessary.

State and Local Tax Issues. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trusteesand executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Retirement Government Money Market and Retirement Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Retirement Government Money Market (2001) and Retirement Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Retirement Government Money Market and Retirement Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Retirement Government Money Market and Retirement Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 1997 or 2002

Vice President of Retirement Government Money Market (1997) and Retirement Money Market (2002). Mr. Litterst is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Retirement Government Money Market and Retirement Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Retirement Government Money Market and Retirement Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Retirement Government Money Market and Retirement Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)

Year of Election or Appointment: 1988

Assistant Treasurer of Retirement Government Money Market and Retirement Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Government Money Market and Retirement Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Retirement Government Money Market and Retirement Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 10 standing committees.

The Committee on Operations is composed of all of the non-interested Trustees, with Mr. Mann currently serving as Chairman. The committee normally meets monthly and serves as a forum for consideration of issues of importance to the non-interested Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding transfer agent agreements, insurance coverage, and custody agreements. The committee also monitors additional issues including the level of service provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. During the fiscal year ended August 31, 2002, the committee held 11 meetings.

The Fair Value Oversight Committee is composed of all of the non-interested Trustees, with Mr. Mann serving as Chairman. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid. The committee provides oversight regarding the investment policies and Fidelity funds' investment in non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended August 31, 2002, the committee held four meetings.

The Board of Trustees has established three fund oversight committees: the Equity Committee (composed of Messrs. McCoy (Chairman), Cox, Lautenbach, and Lynch), the Fixed-Income/International Committee (composed of Messrs. Gates (Chairman) and Kirk and Ms. Knowles), and the Select Committee (composed of Ms. Davis (Chairman) and Messrs. Cook and Stavropoulos). Each committee's members confer periodically and normally meet monthly. Each committee oversees investment advisory services provided by FMR to the relevant funds and monitors the investment objectives, policies, and practices of the relevant Fidelity funds. Each committee also monitors compliance by each relevant Fidelity fund with its investment policies, appropriate benchmarks, competitive universes, and investment performance. The Fixed-Income/International Committee also receives reports required under Rule 2a-7 of the 1940 Act. During the fiscal year ended August 31, 2002, the Equity Committee held 10 meetings, the Fixed-Income/International Committee held 11 meetings, and the Select Committee held 10 meetings.

The Committee on Service Fees is composed of Messrs. McCoy (Chairman), Cook, Kirk, and Lautenbach. The committee members confer periodically and meet at least annually. The committee considers the structure of the Fidelity funds' transfer agency fees, direct fees to investors, and the specific services rendered by FMR and its affiliates in consideration of these fees. The committee also considers fee structures for other non-investment management services rendered to the Fidelity funds by FMR and its affiliates. During the fiscal year ended August 31, 2002, the committee held two meetings.

The Brokerage Committee is composed of Messrs. Cox (Chairman), Cook, McCoy, and Stavropoulos and Ms. Davis. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution and commissions paid to firms supplying research and brokerage services, providing sales support, or paying fund expenses. The committee also monitors brokerage and other relationships between the Fidelity funds and firms affiliated with FMR which participate in the execution of securities transactions. During the fiscal year ended August 31, 2002, the committee held seven meetings.

The Committee on Distribution Channels is composed of Messrs. Cox (Chairman), Gates, and Stavropoulos and Mses. Davis and Knowles. The committee members confer periodically and hold meetings at least annually. The committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures, load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees. During the fiscal year ended August 31, 2002, the committee held five meetings.

The Audit Committee is composed of Messrs. Kirk (Chairman), Gates, and Lautenbach and Ms. Knowles. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee oversees and monitors each Fidelity fund's internal accounting and control structure, its auditing function and its financial reporting process, including the resolution of material reporting issues. The committee recommends to the full Board of Trustees the appointment of auditors for the Fidelity funds. It reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services to be performed. It reviews the qualifications of key personnel involved in the foregoing activities and monitors auditor independence. The committee plays an oversight role in respect of each Fidelity fund's investment compliance procedures and the code of ethics. During the fiscal year ended August 31, 2002, the committee held five meetings.

The Nominating and Administration Committee is composed of Messrs. Mann (Chairman), Cox, and Gates. The committee members confer periodically and hold meetings as required. The committee makes nominations for non-interested Trustees, for Members of the Advisory Board, and for membership on committees. The committee periodically reviews procedures and policies of the Board of Trustees and its committees and periodically reviews compensation of non-interested Trustees. It acts as the administrative committee under the Retirement Plan for non-interested Trustees who retired prior to December 30, 1996 and under the fee deferral plan for non-interested Trustees. It monitors the performance of legal counsel employed by the Fidelity funds and the non-interested Trustees. On behalf of the non-interested Trustees, the committee will make such findings and determinations as to the independence of counsel for the non-interested Trustees as may be appropriate under applicable regulations or otherwise. The committee monitors compliance with, and acts as the administrator of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the non-interested Trustees. The Nominating and Administration Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the committee in care of the Secretary of the Fidelity funds. During the fiscal year ended August 31, 2002, the committee held three meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2001.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Abigail P. Johnson	Peter S. Lynch
Retirement Government Money Market	none	none	none
Retirement Money Market	none	$10,001 - $50,000	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Non-Interested Trustees
DOLLAR RANGE OF FUND SHARES	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
Retirement Government Money Market	none	$1 - $10,000	$1 - $10,000	none	$1 - $10,000
Retirement Money Market	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Marie L. Knowles	Ned C. Lautenbach	Marvin L. Mann	William O. McCoy	William S. Stavropoulos
Retirement Government Money Market	none	none	$1 - $10,000	none	none
Retirement Money Market	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended August 31, 2002, or calendar year ended December 31, 2001, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
Retirement Government Money Market	$ 0	$ 0	$ 1,612	$ 1,660	$ 1,603	$ 1,652	$ 1,670
Retirement Money MarketB	$ 0	$ 0	$ 4,472	$ 4,605	$ 4,449	$ 4,578	$ 4,634
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 256,500	$ 256,500	$ 250,500	$ 259,500	$ 256,500
AGGREGATE COMPENSATION FROM A FUND	Marie L. Knowles	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	William S. Stavropoulos**
Retirement Government Money Market	$ 1,660	$ 1,623	$ 0	$ 2,067	$ 1,642	$ 1,593
Retirement Money MarketB	$ 4,605	$ 4,499	$ 0	$ 5,739	$ 4,554	$ 4,420
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 256,500	$ 0	$ 316,500	$ 297,000	$ 255,000

* Interested persons are compensated by FMR.

** During the period from November 1, 2000 through September 17, 2002, Mr. Stavropoulos served as a Member of the Advisory Board. Effective September 18, 2002, Mr. Stavropoulos serves as a Member of the Board of Trustees.

A Information is for the calendar year ended December 31, 2001 for 264 funds of 56 trusts in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2001, the Trustees accrued required deferred compensation from the funds as follows: J. Michael Cook, $111,000; Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Marie L. Knowles, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $141,000; William O. McCoy, $111,000; and William S. Stavropoulos, $26,734. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: J. Michael Cook, $30,723; Ralph F. Cox, $30,723; Ned C. Lautenbach, $38,103; and William O. McCoy, $38,103.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $2,813; Ralph F. Cox, $2,813; Phyllis Burke Davis, $2,813; Robert M. Gates, $2,813; Donald J. Kirk, $2,813; Marie L. Knowles, $2,813; Ned C. Lautenbach, $2,813; Marvin L. Mann, $3,573; William O. McCoy, $2,813; and William S. Stavropoulos, $0. Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Phyllis Burke Davis, $869; Ned C. Lautenbach, $1,184; and William O. McCoy, $1,184.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of August 31, 2002, the Trustees and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Fidelity Investments Money Management, Inc. (FIMM). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of each fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, and pricing and bookkeeping services.

FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), money market insurance premiums (beginning January 1, 2004), if any, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.42% of the fund's average net assets throughout the month.

The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for each fund.

Fund	Fiscal Year Ended August 31	Amount of Credits Reducing Management Fees	Management Fees Paid to FMR
Retirement Government Money Market	2002	$ 679,000	$ 21,883,000*
	2001	$ 1,472,000	$ 20,154,000*
	2000	$ 1,409,000	$ 18,318,000*
Retirement Money Market	2002	$ 1,893,000	$ 61,192,000*
	2001	$ 4,228,000	$ 50,576,000*
	2000	$ 3,917,000	$ 43,511,000*

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended August 31	Fees Paid to FIMM
Retirement Government Money Market	2002	$ 10,950,000
	2001	$ 10,085,000
	2000	$ 9,159,000
Retirement Money Market	2002	$ 30,604,000
	2001	$ 25,298,000
	2000	$ 21,755,000

BOARD APPROVAL OF THE EXISTING INVESTMENT ADVISORY CONTRACTS

Matters Considered by the Board. The mutual funds for which the members of the Board of Trustees serve as Trustees are referred to herein as the "Fidelity funds." The Board of Trustees is scheduled to meet 11 times a year. The Board of Trustees, including the non-interested Trustees, believes that matters bearing on each fund's advisory contracts are considered at most, if not all, of its meetings. While the full Board of Trustees or the non-interested Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees. The non-interested Trustees meet frequently in executive session and are advised by independent legal counsel selected by the non-interested Trustees.

Information Received by the Board of Trustees. In connection with their meetings, the Board of Trustees, including the non-interested Trustees, received materials specifically relating to the existing management contracts and sub-advisory agreements (the Investment Advisory Contracts). These materials included (i) information on the investment performance of each fund, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of each fund, and (iii) the economic outlook and the general investment outlook in the markets in which each fund invests. The Board of Trustees, including the non-interested Trustees, also considers periodically other material facts such as (1) the Investment Advisers' results and financial condition, (2) arrangements in respect of the distribution of each fund's shares, (3) the procedures employed to determine the value of each fund's assets, (4) the allocation of each fund's brokerage, if any, including allocations to brokers affiliated with the Investment Advisers, the use of "soft" commission dollars to pay fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell Fidelity fund shares, (5) the Investment Advisers' management of the relationships with each fund's custodian and subcustodians, (6) the resources devoted to and the record of compliance with each fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Advisers and their affiliates.

Additional information was furnished by the Investment Advisers including, among other items, information on and analysis of (a) the overall organization of the Investment Advisers, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Advisers, (f) investment management staffing, (g) the potential for achieving further economies of scale, (h) operating expenses paid to third parties, and (i) the information furnished to investors, including each fund's shareholders.

In considering the Investment Advisory Contracts, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of fund and shareholder services.

Investment Compliance and Performance. The Board of Trustees, including the non-interested Trustees, considered whether each fund has operated within its investment objective and its record of compliance with its investment restrictions. It also reviewed each fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Investment Advisers' Personnel and Methods. The Board of Trustees, including the non-interested Trustees, reviews at least annually the background of each fund's portfolio manager and each fund's investment objective and discipline. The non-interested Trustees have also had discussions with senior management of the Investment Advisers responsible for investment operations and the senior management of Fidelity's money market group. Among other things they considered the size, education and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the non-interested Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Investment Advisers and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing, bookkeeping and securities lending services, if any. The Board of Trustees, including the non-interested Trustees, has also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the non-interested Trustees, considered each fund's expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

Profitability. The Board of Trustees, including the non-interested Trustees, considered the level of the Investment Advisers' profits in respect of the management of the Fidelity funds, including each fund. This consideration included an extensive review of the Investment Advisers' methodology in allocating their costs to the management of a fund. The Board of Trustees, including the non-interested Trustees, has concluded that the cost allocation methodology employed by the Investment Advisers has a reasonable basis and is appropriate in light of all of the circumstances. It considered the profits realized by the Investment Advisers in connection with the operation of a fund and whether the amount of profit is a fair entrepreneurial profit for the management of a fund. It also considered the profits realized from non-fund businesses which may benefit from or be related to a fund's business. The Board of Trustees, including the non-interested Trustees, also considered the Investment Advisers' profit margins in comparison with available industry data.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefitted from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the non-interested Trustees, has concluded that any potential economies of scale are being shared between fund shareholders and the Investment Advisers in an appropriate manner.

Other Benefits to the Investment Advisers. The Board of Trustees, including the non-interested Trustees, also considered the character and amount of fees paid by each fund and each fund's shareholders for services provided by the Investment Advisers and their affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. It also considered the allocation of fund brokerage to brokers affiliated with the Investment Advisers, the receipt of sales loads and payments under Rule 12b-1 plans in respect of certain of the Fidelity funds, and benefits to the Investment Advisers from the use of "soft" dollar commissions to pay for research and other similar services. The Board of Trustees, including the non-interested Trustees, also considered the revenues and profitability of the Investment Advisers' businesses other than their mutual fund business, including the Investment Advisers' retail brokerage, correspondent brokerage, capital markets, trust, investment advisory, pension record keeping, insurance, publishing, real estate, international research and investment funds, and others. The Board of Trustees, including the non-interested Trustees, considered the intangible benefits that accrue to the Investment Advisers and their affiliates by virtue of their relationship with each fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the non-interested Trustees, concluded that the existing advisory fee structures are fair, reasonable, and that the existing Investment Advisory Contracts should be continued.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Retirement Government Money Market and Retirement Money Market shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts and certain institutional accounts, these fees are based on size of position and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in the fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR. Under the terms of the agreement, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Retirement Government Money Market Portfolio and Retirement Money Market Portfolio are funds of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are two funds in Fidelity Money Market Trust: Retirement Government Money Market Portfolio and Retirement Money Market Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. The Trustees may, however, reorganize or terminate the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies,and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditor. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended August 31, 2002, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design,and Magellan are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Fidelity Money Market Trust

Post-Effective Amendment No. 65

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust, dated September 18, 2002, is filed herein as Exhibit (a).

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.

(c) Not applicable.

(d) (1) Management Contract, dated November 1, 2000, between Retirement Government Money Market Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 63.

(2) Management Contract, dated November 1, 2000, between Retirement Money Market Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 63.

(3) Sub-Advisory Agreement, dated December 29, 1994, between Retirement Government Money Market Portfolio and FMR Texas (currently known as Fidelity Investments Money Management, Inc. (FIMM)) is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 53.

(4) Sub-Advisory Agreement, dated December 29, 1994, between Retirement Money Market Portfolio and FMR Texas (currently known as (FIMM)) is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 48.

(e) (1) General Distribution Agreement between Retirement Government Money Market Portfolio and Fidelity Distributors Corporation, dated December 29, 1994, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 48.

(2) General Distribution Agreement between Retirement Money Market Portfolio and Fidelity Distributors Corporation, dated December 29, 1994, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 48.

(3) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.

(4) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.

(5) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(f) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.

(6) Form of Bank Agency Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit e(6) of Post-Effective Amendment No. 62.

(7) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is incorporated herein by reference to Exhibit e(7) of Post-Effective Amendment No. 62.

(8) Form of Selling Dealer Agreement (most recently revised January 1997) is incorporated herein by reference to Exhibit e(8) of Post-Effective Amendment No. 62.

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g)(1) Custodian Agreement, Appendix B, and Appendix C, dated July 1, 2001, between The Bank of New York and the Registrant are incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 64.

(2) Appendix A, dated July 23, 2002, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit (g)(2) of Fidelity Fixed-Income Trust's (File No. 2-41839) Post-Effective Amendment No. 91.

(3) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit (g)(3) of Variable Insurance Products Fund's (File No. 2-75010) Post-Effective Amendment No. 52.

(4) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(5) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(6) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(7) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(8) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(9) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(10) Schedule A-1, dated July 12, 2002, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit g(13) of Fidelity Advisor Series II's (File Nos. 33-6516 ('33 Act) and 811-4707 ('40 Act)) Post-Effective Amendment Nos. 60 ('33 Act) and 62 ('40 Act).

(h) Not applicable.

(i) Legal Opinion of Kirkpatrick & Lockhart LLP for Retirement Government Money Market Portfolio and Retirement Money Market Portfolio, dated October 11, 1999, was previously filed as Exhibit i(1) of Post-Effective Amendment No. 62.

(j) Consent of PricewaterhouseCoopers LLP, dated October 14, 2002, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Retirement Government Money Market Portfolio is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 61.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Retirement Money Market Portfolio is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 61.

(n) Not applicable.

(p) (1) Code of Ethics, dated March 14, 2002, adopted by the funds, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Exchange Fund's (File No. 811-2614) Post-Effective Amendment No. 25.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FMR, FMRC, and FIMM; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.

Thomas Allen	Vice President of FMR and FMRC.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and funds advised by FMR.

Philip L. Bullen	Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FMR Far East; Director of Strategic Advisers, Inc.

Steve Buller	Vice President of FMR, FMRC, and a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and funds advised by FMR.

James Catudal	Vice President of FMR and FMRC.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and FIMM and Vice President of Fixed-Income funds advised by FMR.

Katherine Collins	Vice President of FMR and FMRC.

Michael Connolly	Vice President of FMR and FMRC.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.

Maria F. Dwyer	Vice President of FMR and Treasurer of funds advised by FMR.

William Eigen	Vice President of FMR and FMRC.

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and funds advised by FMR.

Michael B. Fox

Assistant Treasurer of FMR, FMRC, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and funds advised by FMR.

Bart A. Grenier	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income funds advised by FMR; President and Director of Strategic Advisers, Inc.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

James Harmon	Vice President of FMR and FMRC.

Lionel Harris	Vice President of FMR and FMRC.

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and a fund advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMR; Compliance Officer of FMR U.K., FMR Far East, and FMR Corp.; Assistant Treasurer of funds advised by FMR.

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR and FMRC.

Maxime Lemieux	Vice President of FMR and FMRC.

Harris Leviton	Vice President of FMR, FMRC, and funds advised by FMR.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and Trustee of funds advised by FMR.

James MacDonald	Senior Vice President of FMR.

Robert B. MacDonald	Vice President of FMR and FMRC.

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.

Charles S. Morrison	Vice President of FMR; FIMM and Bond funds advised by FMR.

David L. Murphy	Vice President of FMR, FIMM, and Money Market funds advised by FMR.

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Quinton	Vice President of FMR and FMRC.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Senior Vice President of FMR.

Eric D. Roiter

Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC; Assistant Clerk of FMR U.K. and FMR Far East; Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR and FMRC.

Fergus Shiel	Vice President of FMR, FMRC, and funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMR; President and Director of FMR U.K.

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Yolanda Strock	Vice President of FMR and FMRC.

Susan Sturdy	Assistant Clerk of FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc. and FDC; Assistant Secretary of FIMM and FMR Corp.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Vice President of FMR, FMRC, and funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Judy Verhave	Vice President of FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FDC; Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FIMM, FMR, FMRC, and FMR Far East; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FIMM, FMR, and FMRC; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.

Dwight D. Churchill	Senior Vice President of FIMM and FMR and Vice President of Fixed-Income funds advised by FMR.

Michael B. Fox	Vice President of FIMM, FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR, FMRC and FDC; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.

Stanley N. Griffith	Assistant Secretary of FIMM; Assistant Vice President of Fixed-Income funds advised by FMR.

Charles S. Morrison	Vice President of FIMM, FMR and Bond funds advised by FMR.

David L. Murphy	Vice President of FIMM, and FMR and Money Market funds advised by FMR.

Eric D. Roiter

Assistant Secretary of FIMM; Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC; Assistant Clerk of FMR U.K. and FMR Far East.

Susan Sturdy	Assistant Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc. and FDC.

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc., and FDC; Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FMR Far East; Vice President of FMR and FMRC.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Jane Greene	Treasurer and Controller	None
Erica Vaters	Compliance Officer	None
Donald C. Holborn	Executive Vice President	None
Kevin J. Kelly	Director	None
Raymond J. Marcinowski	Director	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
Susan Sturdy	Assistant Clerk	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, NY. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant undertakes for Retirement Money Market Portfolio and Retirement Government Money Market Portfolio 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of October 2002.

Fidelity Money Market Trust
	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	October 14, 2002
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Maria Dwyer		Treasurer	October 14, 2002
Maria Dwyer

/s/Abigail P. Johnson		Trustee	October 14, 2002
Abigail P. Johnson

/s/J. Michael Cook	*	Trustee	October 14, 2002
J. Michael Cook

/s/Ralph F. Cox	*	Trustee	October 14, 2002
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	October 14, 2002
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	October 14, 2002
Robert M. Gates

/s/Donald J. Kirk	*	Trustee	October 14, 2002
Donald J. Kirk

/s/Marie L. Knowles	*	Trustee	October 14, 2002
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	October 14, 2002
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	October 14, 2002
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	October 14, 2002
Marvin L. Mann

/s/William O. McCoy	*	Trustee	October 14, 2002
William O. McCoy

/s/William S. Stavropoulos	*	Trustee	October 14, 2002
William S. Stavropoulos

(dagger) Signatures affixed by Abigail P. Johnson pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* Signatures affixed by Alan C. Porter pursuant to a power of attorney dated June 14, 2001 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment company:

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS our hands on this fourteenth day of June, 2001.

/s/Edward C. Johnson 3d	/s/Marie L. Knowles
Edward C. Johnson 3d	Marie L. Knowles
/s/J. Michael Cook	/s/Ned C. Lautenbach
J. Michael Cook	Ned C. Lautenbach
/s/Ralph F. Cox	/s/Peter S. Lynch
Ralph F. Cox	Peter S. Lynch
/s/Phyllis Burke Davis	/s/Marvin L. Mann
Phyllis Burke Davis	Marvin L. Mann
/s/Robert M. Gates	/s/William O. McCoy
Robert M. Gates	William O. McCoy
/s/ Abigail P. Johnson	/s/ William S. Stavropoulos
Abigail P. Johnson	William S. Stavropoulos
/s/Donald J. Kirk
Donald J. Kirk

POWER OF ATTORNEY

I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, Dana L. Platt, and Alan C. Porter, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2000.

WITNESS my hand on this 1st day of August, 2000.

/s/Eric D. Roiter
Eric D. Roiter